DESCRIPTION OF BUSINESS AND ORGANIZATION - Summarized Income and Cash Flow Statement (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
VIEs
Net Income (Loss)		$ (1,104,925)	$ (742,001)	$ (723,921)
Net cash used in operating activities		(848,520)	(386,932)	(351,419)
Net cash (used in) provided by investing activities		(579,440)	(197,985)	(149,414)
Net cash (used in) provided by financing activities		1,459,527	284,708	758,131
Cash and restricted cash at beginning of the year	$ 739,533	427,135	739,533	531,452
Cash and restricted cash at end of the year		$ 484,937	427,135	739,533
VIEs
VIEs
Net Income (Loss)	(74,137)			(52,431)
Net cash used in operating activities	(8,281)			(8,869)
Net cash (used in) provided by investing activities	(38,400)			(5,630)
Net cash (used in) provided by financing activities	(107,317)			137,876
Effect of exchange rate changes on cash	(2,573)			(15,900)
Net increase in cash	(156,571)			107,477
Cash and restricted cash at beginning of the year	156,571		$ 156,571	49,094
Cash and restricted cash at end of the year				156,571
VIEs | Consolidation, eliminations
VIEs
Other expenses	56,752			0
Net cash used in operating activities	88,423			3,348
Net cash provided by operating activities	86,697			34
Net cash used in financing activities	158,509			10,611
Net cash provided by financing activities	$ 32,715			$ 0